Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of Expense or (Benefit) for Income Taxes	The following table sets forth the expense or (benefit) for income taxes:
	Year Ended December 31,
	2022	2021
Current income tax expense (benefit)
U.S. federal	$(50,000)	$—
U.S. state	2,827	4,300
Foreign	6,308	6,270
Total current income taxes	(40,865)	10,570
Deferred income tax benefit
U.S. federal	$(675,290)	$(2,274,295)
U.S. state	—	—
Total deferred income benefit	(675,290)	(2,274,295)
Total income tax benefit	$(716,155)	$(2,263,725)

Schedule of Statutory Federal Income Tax Rate to Actual Rates Based on Income or Loss Before Income Taxes	The following table sets forth reconciliations of the income tax expense at the statutory federal income tax rate to actual expense based on our loss before income taxes:
	Year Ended December 31,
	2022	2021
Income tax expense (benefit) attributable to:
Federal	$(16,749,778)	$(6,692,267)
State, net of federal benefit	(853,392)	(672,148)
Foreign tax rate differential	(11,543)	(138,292)
Permanent differences	472,270	(230,034)
Goodwill impairment	9,172,756	2,658,665
Rate changes	(992)	54,295
Changes in valuation allowance	7,501,917	3,361,603
Provision to return adjustment	62,788	273,489
Deferred true-ups	(247,839)	(928,743)
Other adjustments	(62,342)	49,707
Effective income tax expense (benefit)	$(716,155)	$(2,263,725)

Schedule of Noncurrent Deferred Tax Assets	The following table sets forth our deferred income tax assets and liabilities:
	As of December 31,
	2022	2021
Noncurrent deferred tax assets:
Employee compensation	$136,154	$820,410
Debt issuance costs	39,381	138,778
Revenue recognition	64,662	105,735
Settlement accrual	178,549	146,604
Fixed assets	774,936	242,006
Section 174 capitalization	1,121,311	—
Federal and state net operating loss	13,860,338	10,673,908
Foreign net operating loss	4,641,293	4,904,857
Other	280,430	225,340
Total deferred tax assets	$21,097,054	$17,257,638
	As of December 31,
	2022	2021
Noncurrent deferred tax liabilities:
Intangible assets	(1,713,666)	(6,051,459)
Total deferred tax liabilities	$(1,713,666)	$(6,051,459)
Valuation allowance	(19,383,388)	(11,881,470)
Deferred tax asset (liability), net after valuation allowance	$—	$(675,291)